Consolidated statements of stockholders' equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrant [Member]
Deemed dividend on warrant inducement per share			$ 1.42
Series A Preferred Stock [Member]
Preferred Stock, Dividends Per Share, Declared	$ 2.19	$ 2.19	$ 2.19
Series C Preferred Stock [Member]
Preferred Stock, Dividends Per Share, Declared		28.06
Preferred stock accretion to redemption value per share		$ 0.94